Schedule of Investments (unaudited) March 31, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 8.9%
Birmingham Airport Authority, Refunding RB, (BAM), 5.00%, 07/01/23	$225	$226,070
Black Belt Energy Gas District, RB
4.00%, 10/01/52(a)	9,710	9,583,634
4.32%, 10/01/52(a)	4,000	3,780,500
Sereis F, 5.25%, 12/01/26	5,140	5,297,130
Series A-1, 4.00%, 12/01/49(a)	13,045	13,000,869
Series B, 4.00%, 10/01/52(a)	6,950	6,858,128
Series C-1, 5.25%, 02/01/53(a)	3,570	3,760,120
Black Belt Energy Gas District, Refunding RB(a)
Series D1, 4.00%, 07/01/52	1,030	1,029,131
Series D2, 4.63%, 07/01/52	2,650	2,572,527
Columbia Industrial Development Board Refunding RB, 3.85%, 12/01/37(a)	6,400	6,400,000
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 11/01/51(a)	3,035	2,975,183
Series A-1, 5.00%, 12/01/26	1,400	1,450,225
Series A-1, 5.00%, 06/01/27	750	778,664

		57,712,181

Alaska — 0.7%
Northern Tobacco Securitization Corp., Refunding RB
Series A, Class 1, 5.00%, 06/01/24	1,000	1,018,422
Series A, Class 1, 5.00%, 06/01/25	1,000	1,035,239
State of Alaska International Airports System, Refunding RB
Series C, AMT, 5.00%, 10/01/26	1,510	1,598,941
Series C, AMT, 5.00%, 10/01/28	1,000	1,089,292

		4,741,894

Arizona(a) — 2.6%
Arizona Health Facilities Authority, RB, Series B, 4.22%, 01/01/46	5,900	5,886,477
Chandler Industrial Development Authority, RB
2.40%, 12/01/35	485	482,666
AMT, 5.00%, 06/01/49	7,235	7,330,466
Series 2, AMT, 5.00%, 09/01/52	2,925	3,069,554

		16,769,163

California — 1.5%
California Community Choice Financing Authority, RB, 5.19%, 12/01/53(a)	7,000	7,038,101
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/23	530	530,727
Series A, 4.00%, 06/01/23	450	450,595
Series A, 5.00%, 06/01/24	600	613,679
California Statewide Communities Development Authority, RB
Series A, 5.00%, 04/01/23	525	525,000
Series A, 5.00%, 04/01/24	485	494,258

		9,652,360

Colorado — 1.7%
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT, 5.50%, 11/15/27	2,480	2,509,219
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/28	2,000	2,197,152
Colorado Health Facilities Authority, RB(a)
Series B, 5.00%, 08/01/49	2,200	2,267,936
Series B-2, 5.00%, 08/01/49	2,500	2,616,803

Security	Par (000)	Value

Colorado (continued)
Regional Transportation District, Refunding RB
Series A, 5.00%, 01/15/24	$350	$353,291
Series A, 5.00%, 07/15/24	350	355,478
Series A, 3.00%, 01/15/26	610	600,635

		10,900,514

Connecticut — 2.1%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series E-5, AMT, 5.00%, 05/15/28	1,400	1,507,131
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series D-1, 5.00%, 11/15/26	555	601,053
Series D-1, 5.00%, 05/15/27	655	715,229
Series D-1, 5.00%, 11/15/27	550	604,741
Series D-1, 5.00%, 05/15/28	675	746,824
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series L-1, 4.00%, 07/01/24	650	653,930
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 05/01/23	475	475,840
Series A, 5.00%, 05/01/24	865	887,673
Series B, 5.00%, 10/01/23	225	227,725
State of Connecticut Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/23	190	191,507
State of Connecticut, GO
Series A, 4.92%, 03/01/24(a)	1,000	1,004,697
Series A, 4.96%, 03/01/25(a)	4,155	4,241,366
Series C, 3.00%, 06/01/23	650	650,322
Series C, 4.00%, 06/01/23	325	325,669
University of Connecticut, RB, Series A, 5.00%, 04/15/24	650	666,225

		13,499,932

Delaware — 1.2%
Delaware State Economic Development Authority, Refunding RB, Series B, 1.25%, 10/01/40(a)	8,000	7,583,216

District of Columbia — 0.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/27	1,000	1,017,024

Florida — 0.8%
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/27	4,095	4,344,746
County of Osceola Florida Transportation Revenue, Refunding RB, Sereis A-1, 5.00%, 10/01/23	400	402,731
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 08/15/23	500	503,873

		5,251,350

Georgia — 1.7%
Main Street Natural Gas, Inc., RB
5.00%, 06/01/28	750	775,975
5.00%, 06/01/29	1,110	1,151,328
Series B, 5.00%, 12/01/52(a)	5,000	5,173,545
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 07/01/24	505	516,411
Series A, 5.00%, 07/01/25	510	531,338
Series A, (AGM), 5.00%, 07/01/28	600	663,745
Municipal Electric Authority of Georgia, Refunding RB, Series A-R, Subordinate, 5.00%, 01/01/24	2,500	2,533,290

		11,345,632

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A-1, 2.95%, 07/01/23	$825	$824,362

Illinois — 1.6%
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB
5.00%, 06/01/27	1,250	1,341,792
5.00%, 06/01/28	5,105	5,567,917
Illinois Finance Authority, Refunding RB
5.00%, 08/15/23	1,000	1,007,516
Series B, 4.67%, 05/01/42(a)	1,000	989,693
Illinois Housing Development Authority, RB, S/F Housing
Series G, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	336,476
Series G, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	282,434
Series G, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	403,665
Series G, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	429,020

		10,358,513

Indiana — 2.5%
Indiana Finance Authority, Refunding RB
4.50%, 12/15/46(a)	8,000	8,012,968
Class B, 4.27%, 03/01/39(a)	6,285	6,303,799
Series A, 5.00%, 05/01/23(b)	1,400	1,402,335
Lawrence Township School Building Corp., RB, (ST INTERCEPT), 4.00%, 01/15/24	550	555,619

		16,274,721

Iowa — 0.9%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	5,535	5,643,613

Kansas — 3.9%
City of Burlington Kansas, Refunding RB(a)
Series A, 4.05%, 09/01/35	18,000	18,000,000
Series B, 4.05%, 09/01/35	6,000	6,000,000
City of Dodge City Kansas, GO, Series 2019-A, (BAM), 4.00%, 09/01/23	1,080	1,085,121

		25,085,121

Kentucky — 2.4%
Kentucky Economic Development Finance Authority, Refunding RB, Series B, 3.65%, 04/01/31(a)	2,045	2,045,000
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 12/01/49	3,000	3,000,573
Series C, 4.00%, 02/01/50	10,000	9,865,480
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 11/01/23	1,000	1,012,869

		15,923,922

Louisiana — 7.7%
Ascension Parish School Board, GO, 4.00%, 03/01/24	570	577,142
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB, (AGM), 5.00%, 08/01/24	500	513,751
Greater Ouachita Water Co., Refunding RB, (BAM), 3.00%, 09/01/23	500	499,554
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	13,515	12,776,730
Livingston Parish School Board Sales & Use Tax Revenue, Refunding RB, Series A, 4.00%, 05/01/24	680	686,906

Security	Par (000)	Value

Louisiana (continued)
Parish of St. James Louisiana, RB, Series A-1, 4.36%, 11/01/40(a)	$24,700	$24,700,000
Parish of St. John the Baptist Louisiana, Refunding RB, 1.99%, 06/01/37(a)	10,315	10,340,189

		50,094,272

Maryland — 0.6%
Maryland Economic Development Corp., RB, Class A, AMT, 5.00%, 11/12/28	2,565	2,651,466
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 5.00%, 04/15/23	675	675,412
Series B, 5.00%, 04/15/24	700	715,095

		4,041,973

Massachusetts — 1.3%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,265	1,336,386
AMT, 5.00%, 07/01/27	1,950	2,097,463
Series A, AMT, 5.00%, 01/01/24	3,500	3,543,211
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-2, 0.45%, 12/01/24	1,500	1,437,903

		8,414,963

Michigan — 3.2%
Michigan Finance Authority, RB
4.82%, 12/01/39(a)	6,115	6,106,335
2nd Lien, (ST INTERCEPT), 5.00%, 11/01/23	310	313,849
Michigan Finance Authority, Refunding RB
4.72%, 04/15/47(a)	3,150	3,081,008
Series D-1, 0.55%, 10/15/24	1,300	1,250,567
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	1,500	1,423,308
Series A-1, 0.65%, 10/01/24	460	442,862
Michigan Strategic Fund, RB
AMT, 0.58%, 08/01/27(a)	1,600	1,535,112
AMT, 5.00%, 06/30/29	6,015	6,334,156
Mona Shores Public Schools, GO, Series II, (Q-SBLF), 4.00%, 05/01/24	500	507,097

		20,994,294

Minnesota — 0.7%
Hastings Independent School District No. 200, GO, CAB, Series A, 0.00%, 02/01/26(c)	1,040	967,989
Minnesota Housing Finance Agency, RB, S/F Housing
Series E, AMT, 0.70%, 01/01/25	800	769,203
Series E, AMT, 0.90%, 01/01/26	790	745,573
Series E, AMT, 1.10%, 01/01/27	585	543,237
Minnesota Municipal Gas Agency, RB, Series A, 4.00%, 12/01/27	1,300	1,321,997

		4,347,999

Mississippi(a) — 2.9%
County of Jackson Mississippi, Refunding RB, 3.70%, 06/01/23	500	500,000
Mississippi Business Finance Corp. RB, Series J, , VRDN, 3.62%, 11/01/35	18,100	18,100,000

		18,600,000

Missouri — 0.1%
City of St Charles Missouri, Refunding COP, Series B, 4.00%, 02/01/24	140	141,362

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
County of Greene Missouri, COP
Series A, 4.00%, 03/01/24	$275	$278,560
Series A, 4.00%, 03/01/25	400	411,106

		831,028

Nebraska — 1.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,390	5,601,870
Central Plains Energy Project, Refunding RB, 4.00%, 08/01/23	875	876,650
County of Douglas Nebraska, Refunding RB, 4.50%, 07/01/35(a)	5,945	5,812,510
Douglas County Hospital Authority No. 2, Refunding RB, 5.00%, 11/15/23	110	111,365

		12,402,395

Nevada — 0.1%
Public Finance Authority, Refunding RB
5.00%, 06/01/23	195	195,474
5.00%, 06/01/24	200	203,782

		399,256

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Class A, AMT, 4.35%, 10/01/33(a)	4,800	4,689,293

New Jersey — 12.1%
Borough of Berlin North Carolina, Refunding GO, 4.50%, 09/26/23	4,250	4,272,117
Borough of North Arlington North Carolina, Refunding GO, 4.50%, 08/08/23	4,700	4,716,248
New Jersey Economic Development Authority, RB
Series QQQ, 5.00%, 06/15/23	250	250,894
Series QQQ, 5.00%, 06/15/24	300	306,764
Series UU, 5.00%, 06/15/24	250	255,637
New Jersey Economic Development Authority, Refunding RB
Series A, 1.00%, 06/01/23	1,350	1,345,353
Series B, 5.00%, 11/01/23	1,010	1,020,842
Series XX, 5.00%, 06/15/23	8,010	8,039,213
Series XX, 5.00%, 06/15/24	2,990	3,057,305
New Jersey Educational Facilities Authority, RB, (SAP), 5.00%, 06/01/24	280	286,104
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/23	1,015	1,020,224
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,000	1,028,352
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/23	1,500	1,506,147
Series AA, 5.00%, 06/15/23	175	175,626
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.25%, 12/15/23	2,000	2,029,450
Series A, 5.50%, 12/15/23	3,095	3,145,863
Series A, 5.00%, 06/15/24	5,820	5,968,235
Series B, (AMBAC), 5.25%, 12/15/23	1,130	1,146,639
Series D, 5.00%, 12/15/23	275	278,579
South Orange & Maplewood School District, GO, 2.00%, 08/15/23	1,075	1,071,521
State of New Jersey, GO, Series A, 5.00%, 06/01/24	8,330	8,555,426
Township of Clark North Carolina, Refunding GO, 4.50%, 08/18/23	10,132	10,175,568

Security	Par (000)	Value

New Jersey (continued)
Township of Cranford North Carolina, Refunding GO, 4.75%, 07/20/23	$7,760	$7,779,338
Township of Deptford North Carolina, GO, Series A, 4.00%, 07/11/23	4,466	4,468,923
Township of Plainsboro North Carolina, Refunding GO
4.00%, 07/26/23	2,500	2,501,915
4.50%, 07/26/23	4,500	4,514,936

		78,917,219

New Mexico — 0.4%
Albuquerque Municipal School District No. 12, GO, Series A, (SAW), 5.00%, 08/01/24	250	257,191
New Mexico Educational Assistance Foundation, Refunding RB, Series 1A, AMT, 5.00%, 09/01/27	2,000	2,180,724

		2,437,915

New York — 4.5%
County of Monroe New York, Refunding GO, (AGM), 4.00%, 06/01/23	775	776,851
Genesee County Funding Corp., Refunding RB
Series A, 5.00%, 12/01/24	400	409,400
Series A, 5.00%, 12/01/25	200	207,870
Monroe County Industrial Development Corp., Refunding RB, 5.00%, 12/01/23	500	504,510
New York City Housing Development Corp., Refunding RB, 1.05%, 05/01/28	1,000	880,778
New York Convention Center Development Corp., RB, Class B, Sub Lien, 5.00%, 11/15/23	1,915	1,930,481
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/23	350	354,097
New York State Housing Finance Agency, RB, M/F Housing, Series P, 1.55%, 11/01/23	3,695	3,664,723
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/27	2,500	2,660,082
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/23	550	556,590
5.00%, 12/01/24	1,030	1,061,760
Series A, AMT, 5.00%, 12/01/25	1,000	1,035,362
Port Authority of New York & New Jersey, Refunding ARB, 230th Series, 4.00%, 12/01/28	2,000	2,170,652
Port Authority of New York & New Jersey, Refunding RB, Series 227, AMT, 3.00%, 10/01/27	1,230	1,221,057
State of New York Mortgage Agency, RB, S/F Housing, Series 212, AMT, 2.95%, 04/01/25	1,000	989,826
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 235, AMT, 0.65%, 04/01/24	705	685,581
Series 235, AMT, 0.75%, 10/01/24	830	796,387
Series 235, AMT, 0.88%, 04/01/25	1,710	1,620,505
Town of Oyster Bay New York, Refunding GO, 4.00%, 03/01/24	390	394,509
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, 4.29%, 04/01/26(a)	7,500	7,500,000

		29,421,021

Ohio — 2.8%
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	350	350,797
County of Allen Ohio Hospital Facilities Revenue, Refunding RB
5.00%, 12/01/23	1,100	1,115,996
Series A, 5.00%, 08/01/23	300	302,118
Lancaster Port Authority, Refunding RB, Series A, 5.00%, 08/01/49(a)	7,610	7,788,378

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, Refunding RB(a)
4.00%, 09/01/30	$1,100	$1,108,752
Series A, AMT, 4.25%, 11/01/39	2,150	2,168,931
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 4.20%, 12/01/42(a)	5,335	5,257,771

		18,092,743

Oklahoma — 0.1%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.00%, 01/01/25	390	405,648

Oregon — 1.6%
City of Hermiston Oregon, GO, 4.00%, 06/01/24	345	350,050
Oregon State Facilities Authority, Refunding RB, Series B, 3.65%, 08/01/34(a)	10,200	10,200,000

		10,550,050

Pennsylvania — 7.5%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/27	2,000	2,124,706
Allegheny County Hospital Development Authority, RB, Series D2, 4.55%, 11/15/26(a)	3,850	3,839,270
City of Philadelphia Philadelphia Airport Revenue, Refunding RB
Series A, 5.00%, 07/01/24	735	754,432
Series C, AMT, 5.00%, 07/01/28	1,000	1,080,687
Commonwealth Financing Authority, RB, 5.00%, 06/01/24	2,975	3,037,502
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/15/24	1,585	1,622,699
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 08/15/23	1,000	1,008,945
County of Lehigh Philadelphia, Refunding RB, 5.00%, 07/01/23	700	703,040
DuBois Area School District, Refunding GO, Series B, (BAM SAW), 4.00%, 11/01/23	325	326,729
Easton Area School District, Refunding GO, Series A, (SAW), 4.00%, 04/01/23	375	375,000
Muhlenberg School District, Refunding GO
(SAW), 4.00%, 05/15/23	525	525,728
(SAW), 4.00%, 05/15/24	200	202,930
Palmyra Area School District, Refunding GO, (SAW), 4.00%, 04/01/23	590	590,000
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/24	575	587,151
Class A, AMT, 4.37%, 06/01/41(a)	5,000	4,914,005
Pennsylvania Economic Development Financing Authority, Refunding RB
0.40%, 10/01/23	5,000	4,912,130
5.00%, 12/01/37(a)	5,000	5,000,000
Class B, 5.00%, 12/01/38(a)	5,000	5,000,000
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	2,095,130
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 133, 5.00%, 10/01/23	400	404,428
Series 137, 5.00%, 04/01/27	240	260,585
Series 137, 5.00%, 10/01/27	225	246,150
Series 137, 5.00%, 04/01/28	250	275,421
Series 137, 5.00%, 10/01/28	260	288,172
Pottstown School District, Refunding GO, (BAM SAW), 4.00%, 06/01/23	385	385,525

Security	Par (000)	Value

Pennsylvania (continued)
School District of Philadelphia, GO, Series A, (SAW), 5.00%, 09/01/23	$1,250	$1,259,384
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/23	1,000	1,003,406
5.00%, 06/01/24	900	923,314
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 4.33%, 02/15/24(a)	5,000	5,010,705

		48,757,174

Puerto Rico — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23	5,000	5,050,240

Rhode Island — 0.6%
Rhode Island Commerce Corp., Refunding RB, Series A, 5.00%, 06/15/23	800	803,212
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/27	1,600	1,728,111
Series A, AMT, 5.00%, 12/01/28	1,515	1,655,569

		4,186,892

South Carolina — 2.9%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,677,402
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	16,885	16,910,952

		18,588,354

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/24	350	359,324

Tennessee — 4.0%
New Memphis Arena Public Building Authority, RB, CAB, 0.00%, 04/01/27(d)	1,855	1,718,040
Tennergy Corp., RB
Series A, 5.25%, 12/01/26	725	749,558
Series A, 5.50%, 12/01/27	775	813,342
Series A, 5.50%, 12/01/28	1,000	1,059,500
Series A, 4.00%, 12/01/51(a)	15,305	15,072,242
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	6,155	6,346,568

		25,759,250

Texas — 4.4%
City of San Antonio Texas Airport System, Refunding RB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/28	1,000	1,089,271
Clear Creek Independent School District, GO, (PSF), 5.00%, 02/15/25	650	679,138
Dallas Fort Worth International Airport, Refunding RB, Series A, 5.00%, 11/01/23	1,250	1,265,948
Goose Creek Consolidated Independent School District, GO, (PSF), 2.00%, 02/15/25	1,285	1,273,263
Harris County Cultural Education Facilities Finance Corp., Refunding RB(a)
Class B, 5.00%, 06/01/50	1,500	1,687,050
Class C, 4.82%, 07/01/49	5,250	5,157,689
North Central Texas Housing Finance Corp., RB, M/F Housing, 0.38%, 08/01/40(a)	3,500	3,397,429
State of Texas, GO
AMT, 5.00%, 08/01/26	2,830	3,009,747
AMT, 5.00%, 08/01/28	3,120	3,466,822

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/27	$7,200	$7,437,305
Waco Educational Finance Corp., RB, 4.00%, 03/01/25	400	410,753

		28,874,415

Utah — 0.2%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/28	1,300	1,390,896

Virginia — 0.1%
Fairfax County Industrial Development Authority, Refunding RB, 5.00%, 05/15/24	425	435,325
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/27	425	439,643

		874,968

Washington — 2.2%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.20%, 01/01/40(a)	9,700	9,424,248
King County Housing Authority, Refunding RB
3.00%, 06/01/23	200	199,986
3.00%, 06/01/24	225	225,147
Port of Seattle Washington, Refunding ARB, Series B, 5.00%, 03/01/24	1,375	1,406,593
Seattle Housing Authority, RB, M/F Housing, Series A, 3.00%, 06/01/23	3,000	3,000,216

		14,256,190

Wisconsin — 4.3%
Public Finance Authority, Refunding RB
5.00%, 01/01/24	300	304,286
Series C, 3.62%, 10/01/55(a)	8,100	8,100,000
State of Wisconsin, GO, Series A, 4.39%, 05/01/25(a)	11,490	11,467,686
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series C-2, 4.15%, 08/15/54(a)	8,000	8,034,616

		27,906,588

Total Long-Term Investments — 100.6% (Cost: $658,798,267)		653,227,878

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.59%(e)(f)	70,845	$70,838

Total Short-Term Securities — 0.0% (Cost: $70,838)		70,838

Total Investments — 100.6% (Cost: $658,869,105)		653,298,716
Liabilities in Excess of Other Assets — (0.6)%		(3,732,549)

Net Assets — 100.0%		$649,566,167

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$69,143	(a)	$—	$1,695	$—	$70,838	70,845	$25,638	$—

(a)	Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$653,227,878	$—	$653,227,878
Short-Term Securities
Money Market Funds	70,838	—	—	70,838

	$70,838	$653,227,878	$—	$653,298,716

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAP	Subject to Appropriations

SAW	State Aid Withholding

Portfolio Abbreviation (continued)

ST	Special Tax

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	6